Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (98,908)	$ (67,362)	$ (49,280)
Adjustments for:
Depreciation expenses	93,875	93,776	77,671
Amortization expenses	932	1,043	896
Impairment losses (reversal of impairment losses)	3,568	(120)	3,701
Share-based payments	37,907	5,038	0
Listing expense	178,804	0	0
Finance costs	12,671	11,088	9,754
Finance income	(2,942)	(625)	(889)
Loss on disposals of property, plant and equipment	975	328	91
Loss on disposals of intangible assets	0	4	0
Gain from lease modifications	(2)	(17)	(11)
(Gain) loss on financial liabilities at fair value through profit or loss	(205,938)	7,465	8,612
Income tax expense	2	0	(1,063)
Changes in operating assets and liabilities:
(Increase) decrease in trade receivables	(41)	(3,669)	5,633
(Increase) decrease in inventories	(44,609)	21,200	(7,928)
(Increase) decrease in other assets	(5,128)	(7,246)	29,283
(Decrease) increase in notes and trade payables	(14,379)	23,388	(35,912)
(Decrease) increase in contract liabilities	(5,788)	5,213	(13,689)
Decrease in provisions for product warranty	(7,580)	(1,932)	(3,759)
Increase (decrease) in other liabilities	1,379	3,422	(13,271)
Cash (used in) generated from operations	(55,202)	90,994	9,839
Interest income received	2,942	669	916
Interest expense paid	(12,530)	(10,906)	(10,004)
Income tax refund received	0	37	5
Net cash (used in) generated from operating activities	(64,790)	80,794	756
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisitions of property, plant and equipment	(123,102)	(127,739)	(144,269)
Proceeds from disposals of property, plant and equipment	418	3,075	336
Payments for acquisitions of intangible assets	(590)	(667)	(1,412)
Refundable deposits paid	(147)	(323)	(348)
Decrease (increase) in time deposits with original maturities of more than three months	26,479	82,822	(105,283)
(Increase) decrease in restricted deposits	(4,160)	1,314	(781)
Net cash used in investing activities	(101,102)	(41,518)	(251,757)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the Mergers (Note 4)	32,145	0	0
Proceeds from PIPE Investments (Note 16)	294,820	0	0
Proceeds from bank loans	173,372	123,729	118,675
Repayments of bank loans	(90,647)	(42,630)	(19,329)
Repayments of bonds	(102,594)	0	0
Proceeds from issuance of redeemable preferred shares	0	0	100,000
Dividends paid for redeemable preferred shares	(2,094)	(7,000)	(1,215)
Payments for redemption of redeemable preferred shares	(106,055)	0	0
Guarantee deposits received	335	0	44
Guarantee deposits refunded	0	(103)	0
Repayments of the principal portion of lease liabilities	(12,886)	(12,232)	(10,910)
Net cash generated from financing activities	186,396	61,764	187,265
Effects of exchange rate changes on cash and cash equivalents	(1,833)	(2,653)	(942)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,671	98,387	(64,678)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	217,429	119,042	183,720
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 236,100	$ 217,429	$ 119,042